Consolidated Statement of Financial Position € in Thousands, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Assets
Intangible assets	€ 60,103	€ 67,565	€ 24,927
Property, plant and equipment	137,512	103,378	66,052
Deferred tax assets	4,032	4,475	4,205
Non-current trade receivables		50,000
Non-current R&D incentives receivables	127,186	111,624	93,407
Other non-current assets	2,473	11,343	14,091
Non-current assets	331,306	348,384	202,682
Inventories	20,569	36
Trade and other receivables	111,337	148,418	54,009
Current R&D incentives receivables	16,827	24,104	21,949
Current financial investments	2,469,809	3,026,278	3,919,216
Cash and cash equivalents	2,233,368	2,135,187	1,861,616
Other current assets	9,945	11,917	9,138
Current assets from continuing operations	4,861,854	5,345,941	5,865,927
Assets classified as held for sale		23,406
Total current assets	4,861,854	5,369,347	5,865,927
Total assets	5,193,160	5,717,731	6,068,609
Equity and liabilities
Share capital	292,075	291,312	287,282
Share premium account	2,730,391	2,727,840	2,703,583
Other reserves	10,177	10,907	4,842
Translation differences	(1,722)	(3,189)	(1,142)
Accumulated losses	(367,205)	(334,701)	(109,223)
Total equity	2,643,362	2,670,355	2,875,658
Retirement benefit liabilities	11,699	14,996	8,263
Non-current lease liabilities	19,655	23,035	19,558
Other non-current liabilities	7,135	8,096	6,989
Non-current deferred income	1,944,836	2,365,974	2,586,348
Non-current liabilities	1,983,325	2,412,101	2,621,158
Current lease liabilities	7,204	6,401	5,826
Trade and other liabilities	137,418	172,386	143,434
Current tax payable	1,782	1,248	2,037
Current financial instruments	204	3,164	6,198
Current deferred income	419,866	443,159	414,298
Current liabilities from continuing operations	566,474	626,357	571,793
Liabilities directly associated with assets classified as held for sale		8,917
Total current liabilities	566,474	635,274	571,793
Total liabilities	2,549,798	3,047,375	3,192,951
Total equity and liabilities	€ 5,193,160	€ 5,717,731	€ 6,068,609